Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Income [Abstract]
Other Comprehensive Income

17.Accumulated Other Comprehensive Income

For the years ended December 31	2014	2013

Foreign Currency Translation Adjustment
Balance, Beginning of Year	$693	$739
Change in Foreign Currency Translation Adjustment	22	(46)
Balance, End of Year	$715	$693

Pension and Other Post-Employment Benefit Plans
Balance, Beginning of Year	$(9)	$(69)
Net Actuarial Gains and (Losses) and Plan Amendment (See Note 21)	(22)	65
Income Taxes	7	(17)
Reclassification of Net Actuarial (Gains) and Losses to Net Earnings (See Note 21)	(1)	11
Income Taxes	-	(3)
Reclassification of Net Prior Service Costs and (Credits) to Net Earnings (See Note 21)	(1)	-
Income Taxes	-	-
Settlement and Curtailment in Defined Benefit Plan Expense (See Note 21)	-	6
Income Taxes	-	(2)
Balance, End of Year	$(26)	$(9)
Total Accumulated Other Comprehensive Income	$689	$684